UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

New Era Fund

Investor Class (PRNEX)

This annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - Investor Class	$79	0.77%

What drove fund performance during the past 12 months?

  Natural resources equities advanced during the trailing year. While oil finished lower on concerns over reduced demand, particularly in China, natural gas prices rose. Gold reached all-time highs in October due to safe-haven demand, while base metals were mixed.

  The following contributed the most to the portfolio’s performance, relative to the MSCI World Select Natural Resources Index Net, during the reporting period: stock selection in electrical components and equipment, where our holdings benefited from increased demand given the critical ties between artificial intelligence and electrification; stock selection in precious metals and minerals, where we prefer high-quality gold miners; and stock selection in paper and forest products, where our names benefited from favorable housing sentiment.

  The following detracted the most from performance relative to the benchmark during the reporting period: an underweight allocation to oil and gas transportation and storage and stock selection in commodity chemicals.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,936	10,231	9,842
2015	9,669	10,263	9,739
2015	7,997	9,396	7,936
2015	8,124	9,913	7,947
2016	8,812	9,878	8,330
2016	9,524	9,978	8,975
2016	9,881	10,463	9,470
2016	10,155	10,657	9,984
2017	10,083	11,337	9,963
2017	9,914	11,793	9,696
2017	10,532	12,364	10,490
2017	11,229	13,045	11,180
2018	10,734	12,878	10,615
2018	11,392	13,101	11,491
2018	11,623	13,753	11,540
2018	9,409	11,908	9,159
2019	10,597	13,394	10,437
2019	10,691	13,930	10,435
2019	10,172	14,005	9,941
2019	10,997	15,203	10,694
2020	7,062	12,003	6,478
2020	8,568	14,326	7,935
2020	8,890	15,462	7,642
2020	10,704	17,621	9,382
2021	11,825	18,488	10,888
2021	12,398	19,920	11,750
2021	12,353	19,919	11,672
2021	13,415	21,465	12,332
2022	14,503	20,359	14,683
2022	12,655	17,064	13,136
2022	12,417	16,008	12,702
2022	14,383	17,571	14,919
2023	14,229	18,930	14,932
2023	14,271	20,222	14,976
2023	14,719	19,522	15,752
2023	14,542	21,751	16,173
2024	15,897	23,683	17,366
2024	15,576	24,306	16,972
2024	15,924	25,853	17,415
2024	15,193	25,812	16,401

202501-4140694, 202502-4108692

F41-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (Investor Class)	4.48%	6.68%	4.27%
MSCI World Index Net (Regulatory Benchmark)	18.67	11.17	9.95
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	1.41	8.93	5.07

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,328,727
  Number of Portfolio Holdings104
  Investment Advisory Fees Paid (000s)$13,546
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	17.5%
U.S. Oil Exploration & Production	10.6
Oil & Gas Storage & Transportation	10.1
Diversified Metals & Mining	9.9
Oil & Gas Equipment & Services	8.4
U.S. Mixed Exploration & Production	5.9
Oil & Gas Refining & Marketing	5.3
Specialty Chemicals	4.5
Industrial Gases	4.0
Other	23.8

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	5.5%
ConocoPhillips	4.1
Shell	3.7
Chevron	3.2
Williams	2.8
Linde	2.6
EOG Resources	2.5
TotalEnergies	2.4
Canadian Natural Resources	2.1
Enbridge	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Era Fund

Investor Class (PRNEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

New Era Fund

I Class (TRNEX)

This annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - I Class	$58	0.57%

What drove fund performance during the past 12 months?

  Natural resources equities advanced during the trailing year. While oil finished lower on concerns over reduced demand, particularly in China, natural gas prices rose. Gold reached all-time highs in October due to safe-haven demand, while base metals were mixed.

  The following contributed the most to the portfolio’s performance, relative to the MSCI World Select Natural Resources Index Net, during the reporting period: stock selection in electrical components and equipment, where our holdings benefited from increased demand given the critical ties between artificial intelligence and electrification; stock selection in precious metals and minerals, where we prefer high-quality gold miners; and stock selection in paper and forest products, where our names benefited from favorable housing sentiment.

  The following detracted the most from performance relative to the benchmark during the reporting period: an underweight allocation to oil and gas transportation and storage and stock selection in commodity chemicals.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	503,323	502,542	508,216
3/31/16	546,344	500,785	532,722
6/30/16	590,657	505,834	573,989
9/30/16	612,814	530,446	605,639
12/31/16	630,160	540,286	638,461
3/31/17	625,666	574,734	637,130
6/30/17	615,557	597,874	620,078
9/30/17	654,123	626,804	670,879
12/31/17	697,584	661,312	714,990
3/31/18	667,005	652,839	678,823
6/30/18	708,096	664,162	734,882
9/30/18	722,812	697,242	737,971
12/31/18	585,251	603,702	585,748
3/31/19	659,575	679,042	667,436
6/30/19	665,606	706,208	667,335
9/30/19	633,503	709,984	635,728
12/31/19	685,058	770,746	683,863
3/31/20	440,110	608,491	414,250
6/30/20	534,107	726,288	507,465
9/30/20	554,419	783,873	488,692
12/31/20	667,970	893,314	600,007
3/31/21	738,121	937,280	696,272
6/30/21	774,321	1,009,862	751,445
9/30/21	771,662	1,009,792	746,435
12/31/21	838,374	1,088,211	788,657
3/31/22	906,565	1,032,135	939,007
6/30/22	791,310	865,068	840,067
9/30/22	777,086	811,541	812,280
12/31/22	900,488	890,792	954,064
3/31/23	891,288	959,657	954,946
6/30/23	894,355	1,025,196	957,712
9/30/23	922,612	989,706	1,007,379
12/31/23	911,905	1,102,686	1,034,278
3/31/24	997,480	1,200,611	1,110,578
6/30/24	977,864	1,232,206	1,085,378
9/30/24	1,000,422	1,310,633	1,113,697
12/31/24	954,847	1,308,567	1,048,847

202501-4140694, 202502-4108692

F428-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Era Fund (I Class)	4.71%	6.87%	7.42%
MSCI World Index Net (Regulatory Benchmark)	18.67	11.17	11.23
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	1.41	8.93	8.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,328,727
  Number of Portfolio Holdings104
  Investment Advisory Fees Paid (000s)$13,546
  Portfolio Turnover Rate24.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	17.5%
U.S. Oil Exploration & Production	10.6
Oil & Gas Storage & Transportation	10.1
Diversified Metals & Mining	9.9
Oil & Gas Equipment & Services	8.4
U.S. Mixed Exploration & Production	5.9
Oil & Gas Refining & Marketing	5.3
Specialty Chemicals	4.5
Industrial Gases	4.0
Other	23.8

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil	5.5%
ConocoPhillips	4.1
Shell	3.7
Chevron	3.2
Williams	2.8
Linde	2.6
EOG Resources	2.5
TotalEnergies	2.4
Canadian Natural Resources	2.1
Enbridge	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Era Fund

I Class (TRNEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	9,200	9,536
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNEX New Era Fund
TRNEX New Era Fund–
.
I Class

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 37.24 $ 41.12 $ 40.07 $ 32.65 $ 34.40
Investment activities
Net investment income
(1)(2)
0.83 0.97 1.31 0.73 0.61
Net realized and unrealized
gain/loss 0.87 (0.58) 1.58 7.52 (1.53)
Total from investment
activities 1.70 0.39 2.89 8.25 (0.92)
Distributions
Net investment income (0.79) (1.19) (1.79) (0.83) (0.78)
Net realized gain (0.99) (3.08) (0.05) — (0.05)
Total distributions (1.78) (4.27) (1.84) (0.83) (0.83)
NET ASSET VALUE
End of period $ 37.16 $ 37.24 $ 41.12 $ 40.07 $ 32.65
Ratios/Supplemental Data
Total return
(2)(3)
4.48% 1.10% 7.22% 25.33% (2.67)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.77% 0.75% 0.74% 0.70% 0.72%
Net expenses after waivers/
payments by Price Associates 0.77% 0.75% 0.74% 0.70% 0.72%
Net investment income 2.08% 2.37% 3.18% 1.95% 2.13%
Portfolio turnover rate 24.3% 82.8% 41.5% 33.8% 47.7%
Net assets, end of period (in
millions) $915 $1,036 $1,407 $1,664 $1,451
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 37.19 $ 41.11 $ 40.08 $ 32.66 $ 34.40
Investment activities
Net investment income
(1)(2)
0.91 1.05 1.43 0.79 0.65
Net realized and unrealized
gain/loss 0.88 (0.59) 1.53 7.52 (1.51)
Total from investment
activities 1.79 0.46 2.96 8.31 (0.86)
Distributions
Net investment income (0.88) (1.30) (1.88) (0.89) (0.83)
Net realized gain (0.99) (3.08) (0.05) — (0.05)
Total distributions (1.87) (4.38) (1.93) (0.89) (0.88)
NET ASSET VALUE
End of period $ 37.11 $ 37.19 $ 41.11 $ 40.08 $ 32.66
Ratios/Supplemental Data
Total return
(2)(3)
4.71% 1.27% 7.41% 25.51% (2.49)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.57% 0.57% 0.56% 0.55% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.57% 0.57% 0.56% 0.55% 0.56%
Net investment income 2.28% 2.55% 3.47% 2.10% 2.28%
Portfolio turnover rate 24.3% 82.8% 41.5% 33.8% 47.7%
Net assets, end of period (in
millions) $1,414 $1,513 $1,696 $1,407 $1,285
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
AGRICULTURE  1.8%
Agricultural Products  0.5%
Corteva  207,600 11,825
11,825
Fertilizers & Agricultural Chemicals  1.3%
CF Industries Holdings  191,273 16,319
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $11,341 (1)(2)(3) 614,225 2,150
Mosaic  435,300 10,700
29,169
Total Agriculture 40,994
CHEMICALS  9.5%
Diversified Chemicals  1.0%
BASF (EUR)  335,050 14,693
Huntsman  422,309 7,614
22,307
Industrial Gases  4.0%
Air Liquide (EUR)  193,052 31,383
Linde  147,093 61,583
92,966
Specialty Chemicals  4.5%
HB Fuller  142,769 9,634
International Flavors & Fragrances  203,292 17,188
RPM International  126,357 15,550
Sherwin-Williams  101,815 34,610
Shin-Etsu Chemical (JPY)  823,700 27,130
104,112
Total Chemicals 219,385
COMMODITY INDUSTRIALS  4.3%
Construction & Engineering  0.7%
Quanta Services  49,445 15,627
15,627
Construction & Farm Machinery & Heavy Trucks  0.4%
AGCO  93,600 8,750
8,750

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials  0.9%
Vulcan Materials  85,154 21,904
21,904
Electrical Components & Equipment  1.8%
GE Vernova  67,700 22,269
Hubbell  14,592 6,112
Schneider Electric (EUR)  57,960 14,429
42,810
Industrial Machinery  0.5%
Stanley Black & Decker  153,637 12,335
12,335
Total Commodity Industrials 101,426
ENERGY SERVICES & PROCESSORS  24.8%
Oil & Gas Drilling  0.5%
Noble  375,833 11,801
11,801
Oil & Gas Equipment & Services  8.4%
Atlas Energy Solutions (4) 627,794 13,925
Baker Hughes  841,669 34,525
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(5) 10,108,939 5,459
Expro Group Holdings (3) 769,313 9,593
Halliburton  457,713 12,445
Kodiak Gas Services  351,203 14,340
Schlumberger  1,162,165 44,558
TechnipFMC  1,172,369 33,928
Tenaris, ADR (4) 372,302 14,069
Weatherford International  194,700 13,946
196,788
Oil & Gas Refining & Marketing  5.3%
Marathon Petroleum  335,932 46,862
Phillips 66  319,665 36,419
Valero Energy  320,096 39,241
122,522
Oil & Gas Storage & Transportation  10.1%
Enbridge (4) 1,150,492 48,816
Kinder Morgan  543,796 14,900
ONEOK  425,500 42,720
South Bow (CAD) (4) 622,500 14,689
Targa Resources  267,449 47,740

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Williams  1,205,400 65,236
234,101
Semiconductor Equipment  0.5%
Entegris  122,000 12,085
12,085
Total Energy Services & Processors 577,297
EXPLORATION & PRODUCTION  18.6%
OUS Oil & Gas Exploration & Production  2.1%
Canadian Natural Resources (CAD)  1,582,866 48,870
48,870
U.S. Mixed Exploration & Production  5.9%
EQT  851,787 39,276
Expand Energy  394,471 39,270
Range Resources  793,652 28,556
Texas Pacific Land (4) 12,300 13,603
Viper Energy  347,529 17,053
137,758
U.S. Oil Exploration & Production  10.6%
ConocoPhillips  962,443 95,446
Diamondback Energy  243,427 39,881
EOG Resources  476,711 58,435
Hess  94,114 12,518
Ovintiv  497,700 20,157
Permian Resources  1,421,031 20,434
246,871
Total Exploration & Production 433,499
INTEGRATEDS  17.5%
Integrated Oil & Gas  17.5%
Chevron  506,617 73,378
Exxon Mobil  1,187,076 127,694
Galp Energia (EUR)  1,587,281 26,309
Shell (GBP)  2,765,085 86,190
Suncor Energy (CAD)  1,068,122 38,127
TotalEnergies (EUR)  1,011,201 56,339
Total Integrateds 408,037
METALS & MINING  13.2%
Coal & Consumable Fuels  2.6%
Cameco  689,184 35,417
Uranium Energy (3) 1,842,400 12,326

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  237,400 12,876
60,619
Diversified Metals & Mining  7.6%
Alcoa  88,670 3,350
Anglo American (GBP)  309,012 9,137
BHP Group (AUD)  898,433 21,917
Champion Iron (AUD)  3,221,629 11,436
Cleveland-Cliffs (3) 1,236,100 11,619
Freeport-McMoRan  753,018 28,675
Glencore (GBP)  3,027,632 13,334
Ivanhoe Electric (3)(4) 1,049,581 7,924
Ivanhoe Mines, Class A (CAD) (3)(4) 659,334 7,825
MP Materials (3)(4) 756,700 11,805
Southern Copper  79,674 7,261
Steel Dynamics  144,400 16,472
Teck Resources, Class B  424,825 17,218
United States Steel  237,800 8,083
176,056
Precious Metals & Minerals  3.0%
Agnico Eagle Mines  162,420 12,703
Alamos Gold, Class A  932,000 17,186
Artemis Gold (CAD) (3) 526,800 5,039
Franco-Nevada (CAD) (4) 132,745 15,599
Osisko Gold Royalties (CAD) (4) 809,500 14,659
Skeena Resources (CAD) (3) 566,300 4,925
70,111
Total Metals & Mining 306,786
OTHER  3.7%
Paper & Forest Products  3.7%
International Paper  317,889 17,109
Louisiana-Pacific  197,200 20,420
Packaging Corp. of America  112,008 25,216
West Fraser Timber (CAD)  263,099 22,797
Total Other 85,542
UTILITIES  3.3%
Electric Utilities  2.1%
Constellation Energy  48,100 10,760
NextEra Energy  321,179 23,025
Southern  198,502 16,341
50,126

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power Producers & Energy Traders  0.3%
NRG Energy  80,000 7,218
7,218
Multi-Utilities  0.9%
Ameren  97,337 8,677
PG&E  615,561 12,422
21,099
Total Utilities 78,443
Total Common Stocks (Cost $1,771,380) 2,251,409
CONVERTIBLE PREFERRED STOCKS  2.9%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $31 (1)(2)(3) 1,667 6
Total Agriculture 6
COMMODITY INDUSTRIALS  0.3%
Electrical Components & Equipment  0.3%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,335
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,284
Total Commodity Industrials 5,619
ENERGY SERVICES & PROCESSORS  0.3%
Renewable Electricty  0.3%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $6,086 (1)(2)(3) 251,671 6,086
Total Energy Services & Processors 6,086
METALS & MINING  2.3%
Diversified Metals & Mining  2.3%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 8,894
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 23,855
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 4,492

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,589
Total Metals & Mining 54,336
Total Convertible Preferred Stocks (Cost $44,453) 66,047
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $234 (1)(2)(3)(5) 234,367 267
Total Energy Services & Processors 267
Total Preferred Stocks (Cost $234) 267
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 7,243,170 7,243
Total Short-Term Investments (Cost $7,243) 7,243
SECURITIES LENDING COLLATERAL  2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 24,363,590 24,364
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 24,364

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 34,249,920 34,250
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 34,250
Total Securities Lending Collateral (Cost $58,614) 58,614
Total Investments in Securities
102.4% of Net Assets
(Cost $1,881,924) $ 2,383,580
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $73,923 and represents 3.2% of net assets.
(3) Non-income producing
(4) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 509++
Totals $ —# $ — $ 509+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 41,320  ¤  ¤ $ 65,857
Total $ 65,857^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $509 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,857.

T. ROWE PRICE New Era Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,881,924) $ 2,383,580
Receivable for shares sold 6,743
Dividends and interest receivable 1,532
Foreign currency (cost $1,327) 1,326
Cash 32
Other assets 4,205
Total assets 2,397,418
Liabilities
Obligation to return securities lending collateral 58,614
Payable for investment securities purchased 7,316
Payable for shares redeemed 1,308
Investment management fees payable 1,086
Due to affiliates 175
Payable to directors 2
Other liabilities 190
Total liabilities 68,691
NET ASSETS $ 2,328,727
Net Assets Consist of:
Total distributable earnings (loss) $ 489,309
Paid-in capital applicable to 62,718,800 shares of $1.00
par value capital stock outstanding; 300,000,000 shares
authorized 1,839,418
NET ASSETS $ 2,328,727
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $914,986; Shares outstanding: 24,622,139) $ 37.16
I Class
(Net assets: $1,413,741; Shares outstanding: 38,096,661) $ 37.11

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,882) $ 67,007
Foreign withholding tax reclaims 4,989
Securities lending 257
.
  Interest 127
Other 3
Total income 72,383
Expenses
Investment management 13,546
Shareholder servicing
Investor Class $ 2,096
I Class 209 2,305
Prospectus and shareholder reports
Investor Class 50
I Class 15 65
Custody and accounting 328
Legal and audit 140
Registration 76
Directors 8
Miscellaneous 51
Total expenses 16,519
Net investment income 55,864

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 94,242
Foreign currency transactions (347)
Net realized gain 93,895
Change in net unrealized gain / loss
Securities (27,819)
Other assets and liabilities denominated in foreign currencies (258)
Change in net unrealized gain / loss (28,077)
Net realized and unrealized gain / loss 65,818
INCREASE IN NET ASSETS FROM OPERATIONS $ 121,682

T. ROWE PRICE New Era Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 55,864 $ 70,114
Net realized gain 93,895 409,200
Change in net unrealized gain / loss (28,077) (452,579)
Increase in net assets from operations 121,682 26,735
Distributions to shareholders
Net earnings
Investor Class (42,509) (109,115)
I Class (68,028) (163,406)
Decrease in net assets from distributions (110,537) (272,521)
Capital share transactions
*
Shares sold
Investor Class 67,005 142,186
I Class 222,086 180,055
Distributions reinvested
Investor Class 40,760 104,339
I Class 64,865 155,463
Shares redeemed
Investor Class (234,700) (514,377)
I Class (391,231) (375,656)
Decrease in net assets from capital share
transactions (231,215) (307,990)
Net Assets
Decrease during period (220,070) (553,776)
Beginning of period 2,548,797 3,102,573
End of period $ 2,328,727 $ 2,548,797
*Share information (000s)
Shares sold
Investor Class 1,691 3,424
I Class 5,658 4,398
Distributions reinvested
Investor Class 1,074 2,843
I Class 1,712 4,241
Shares redeemed
Investor Class (5,956) (12,656)
I Class (9,959) (9,213)
Decrease in shares outstanding (5,780) (6,963)

T. ROWE PRICE New Era Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Era Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies. The fund has two classes of shares: the New
Era Fund (Investor Class) and the New Era Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE New Era Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE New Era Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Era Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $8,312,000 for the year ended December 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,758,973 $ 484,827 $ 7,609 $ 2,251,409
Convertible Preferred Stocks — — 66,047 66,047
Preferred Stocks — — 267 267
Short-Term Investments 7,243 — — 7,243
Securities Lending Collateral 58,614 — — 58,614
Total $ 1,824,830 $ 484,827 $ 73,923 $ 2,383,580
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 9,069 $ (1,460) $ — $ 7,609
Convertible Preferred Stocks 50,210 9,751 6,086 66,047
Preferred Stocks 246 21 — 267
Total $ 59,525 $ 8,312 $ 6,086 $ 73,923

T. ROWE PRICE New Era Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 7,609 Market
comparable
Enterprise
value to sales
multiple
1.4x
– 2.5x
1.7x Increase
Enterprise
value to gross
profit multiple
6.4x 6.4x Increase
Enterprise
value to
EBITDA
multiple
7.8x 7.8x Increase
Discount for
dilution
43% 43% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 66,047 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.5x 2.5x Increase
Enterprise
value to gross
profit multiple
6.4x 6.4x Increase
Projected
enterprise
value to
EBITDA
multiple
11.3x 11.3x Increase
Discount for
dilution
43% 43% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
25% 25% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 267 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE New Era Fund

generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $55,093,000; the value of cash collateral and related investments was $58,614,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $611,650,000 and
$887,376,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE New Era Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 50,886 $ 78,882
Long-term capital gain 59,651 193,639
Total distributions $ 110,537 $ 272,521
($000s)
Cost of investments $ 1,909,791
Unrealized appreciation $ 621,496
Unrealized depreciation (147,985)
Net unrealized appreciation (depreciation) $ 473,511
($000s)
Undistributed long-term capital gain $ 15,798
Net unrealized appreciation (depreciation) 473,511
Total distributable earnings (loss) $ 489,309

T. ROWE PRICE New Era Fund

The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and the recognition of income on contingent debt obligations.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
In consideration of decisions rendered by European courts, the fund has filed for additional prior year reclaims (EU reclaims) related to taxes withheld by certain countries on dividend income. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment. During the year ended December 31, 2024, the fund recorded
EU reclaims and related interest which is reflected as Foreign withholding tax reclaims in the Statement of Operations.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates

T. ROWE PRICE New Era Fund

ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE New Era Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $1,554,000 for T. Rowe Price Services, Inc.; and $54,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE New Era Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2024.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in

T. ROWE PRICE New Era Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New Era Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New Era
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Era Fund (the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Era Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Era Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $71,091,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $68,323,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $35,348,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F41-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025